Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Schedule of Balances of Investment Properties (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Change in fair value of investment properties (Note 11.5)	R$ 1,441,276	R$ 1,273,033	R$ 2,259,924
Investment properties [member]
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Investment Properties including properties held for sale at beginning of period	16,818,919	15,976,126
Change in fair value of investment properties (Note 11.5)	1,441,276	1,273,033
Additions	16,463	7,055
Transfers	(50,403)	(437,080)
Write off	(4,474)	(215)
Investment Properties including properties held for sale at end of period	R$ 18,221,781	R$ 16,818,919	R$ 15,976,126